Hartford Multifactor International Fund

Schedule of Investments December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.4%
	Australia - 9.0%
1,623	AGL Energy Ltd.	$14,981
796	Ampol Ltd.	17,455
442	Ansell Ltd.	11,816
84	ASX Ltd.	4,662
1,082	Aurizon Holdings Ltd.	3,251
2,566	AusNet Services	3,478
368	Australia & New Zealand Banking Group Ltd.	6,458
715	Bendigo & Adelaide Bank Ltd.	5,151
555	BHP Group Ltd.	18,134
1,731	BlueScope Steel Ltd.	23,377
1,185	Coca-Cola Amatil Ltd.	11,807
34	Cochlear Ltd.	4,961
13	Commonwealth Bank of Australia	826
339	Computershare Ltd.	3,815
51	CSL Ltd.	11,143
1,783	Dexus REIT	12,932
1,675	Fortescue Metals Group Ltd.	30,255
1,831	GPT Group REIT	6,369
416	Insurance Australia Group Ltd.	1,510
362	JB Hi-Fi Ltd.	13,591
1,697	Medibank Pvt Ltd.	3,930
295	Mineral Resources Ltd.	8,529
1,943	Mirvac Group REIT	3,946
68	Ramsay Health Care Ltd.	3,267
487	Sonic Healthcare Ltd.	12,066
190	Suncorp Group Ltd.	1,430
4,341	Telstra Corp. Ltd.	9,970
123	Washington H Soul Pattinson & Co., Ltd.	2,861
649	Wesfarmers Ltd.	25,225
659	Woolworths Group Ltd.	19,975

		297,171

	Austria - 0.3%
105	Andritz AG	4,813
7	Mayr Melnhof Karton AG	1,411
76	Oesterreichische Post AG(1)	2,659
192	UNIQA Insurance Group AG	1,508
37	Vienna Insurance Group AG Wiener Versicherung Gruppe	940

		11,331

	Belgium - 1.6%
17	Ackermans & van Haaren N.V.	2,553
251	Ageas S.A.	13,330
10	Cofinimmo S.A. REIT	1,488
151	Etablissements Franz Colruyt N.V.	8,941
11	Financiere de Tubize S.A.	1,115
40	Groupe Bruxelles Lambert S.A.	4,032
458	Proximus S.A.	9,047
22	Sofina S.A.	7,442
40	UCB S.A.	4,132

		52,080

	Canada - 10.6%
164	Algonquin Power & Utilities Corp.	2,699
392	Alimentation Couche-Tard, Inc. Class B	13,359
219	Atco Ltd. Class I	6,278
150	Bank of Montreal	11,405
35	Bank of Nova Scotia	1,892
206	Barrick Gold Corp.	4,693
427	BCE, Inc.	18,259
200	Cameco Corp.	2,679
255	Canadian Apartment Properties REIT	10,014
29	Canadian Imperial Bank of Commerce	2,477
18	Canadian National Railway Co.	1,979

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
10	Canadian Tire Corp. Ltd. Class A	$1,315
157	Canadian Utilities Ltd. Class A	3,835
224	CGI, Inc.*	17,772
4	Constellation Software, Inc.	5,194
151	Emera, Inc.	6,418
383	Empire Co., Ltd. Class A	10,468
100	Enghouse Systems Ltd.	4,843
112	Fortis, Inc.	4,575
149	George Weston Ltd.	11,130
437	Great-West Lifeco, Inc.	10,419
294	Hydro One Ltd.(2)	6,617
160	iA Financial Corp., Inc.	6,936
58	IGM Financial, Inc.	1,572
39	Intact Financial Corp.	4,618
1,813	Kinross Gold Corp.	13,303
431	Loblaw Cos., Ltd.	21,267
31	Magna International, Inc.	2,195
318	Manulife Financial Corp.	5,658
332	Metro, Inc.	14,815
48	National Bank of Canada	2,701
200	Northland Power, Inc.	7,176
248	Open Text Corp.	11,269
16	Parkland Corp.	508
373	Power Corp. of Canada(1)	8,565
290	Quebecor, Inc. Class B	7,464
210	Rogers Communications, Inc. Class B	9,777
228	Royal Bank of Canada	18,734
126	Saputo, Inc.	3,527
151	Shaw Communications, Inc. Class B	2,650
169	Stantec, Inc.	5,481
279	Sun Life Financial, Inc.	12,406
100	TC Energy Corp.	4,065
732	TELUS Corp.	14,497
7	Topicus.com, Inc.*(3)(4)	216
91	Toromont Industries Ltd.	6,377
100	Toronto-Dominion Bank	5,650

		349,747

	China - 0.3%
1,000	Kerry Logistics Network Ltd.	2,195
11,800	Yangzijiang Shipbuilding Holdings Ltd.	8,530

		10,725

	Denmark - 2.4%
11	Carlsberg A/S Class B	1,763
108	Coloplast A/S Class B	16,516
8	GN Store Nord A/S	638
305	H. Lundbeck A/S	10,441
342	Novo Nordisk A/S Class B	23,858
21	Novozymes A/S Class B	1,196
108	Pandora A/S	12,087
7	Rockwool International A/S Class B	2,620
20	SimCorp A/S	2,974
43	Topdanmark A/S	1,867
140	Tryg A/S	4,403

		78,363

	Finland - 1.1%
128	Elisa Oyj	7,017
458	Kesko Oyj Class B	11,755
101	Kone Oyj Class B	8,230
104	Metsa Board Oyj	1,095
43	Nokian Renkaat Oyj	1,515
134	Orion Oyj Class B	6,155
16	TietoEVRY Oyj	526

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
38	Valmet Oyj	$1,093

		37,386

	France - 5.8%
21	Air Liquide S.A.	3,443
113	Alstom S.A.*	6,436
34	Arkema S.A.	3,890
74	AXA S.A.	1,775
87	BioMerieux	12,245
526	Bouygues S.A.	21,633
164	Carrefour S.A.	2,809
140	Cie Generale des Etablissements Michelin SCA	18,026
102	Danone S.A.	6,712
5	Dassault Aviation S.A.*	5,445
80	Eiffage S.A.*	7,733
77	Iliad S.A.	15,805
51	Korian S.A.*	1,952
15	L’Oreal S.A.	5,723
7	Legrand S.A.	626
1,013	Orange S.A.	12,060
843	Peugeot S.A.*	23,086
148	Rubis SCA	6,842
154	Sanofi	14,926
10	Sartorius Stedim Biotech	3,558
25	SEB S.A.	4,546
76	Societe BIC S.A.	4,299
7	Sodexo S.A.	592
330	Suez	6,540
13	Total S.A.	561
23	Veolia Environnement S.A.	567

		191,830

	Germany - 4.9%
10	adidas AG*	3,638
38	Allianz SE	9,336
391	Alstria Office AG REIT	7,114
64	Bayer AG	3,770
26	Beiersdorf AG	2,989
37	Brenntag AG	2,877
139	Covestro AG(2)	8,564
128	Deutsche Lufthansa AG*	1,694
41	Deutsche Post AG	2,031
782	Deutsche Telekom AG	14,273
217	Deutsche Wohnen SE	11,578
120	Fresenius Medical Care AG & Co. KGaA	10,006
98	Fresenius SE & Co. KGaA	4,532
32	Gerresheimer AG	3,451
17	Hannover Rueck SE	2,709
30	LEG Immobilien AG	4,654
161	Merck KGaA	27,614
22	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,537
11	SAP SE	1,425
142	Software AG	5,784
93	TAG Immobilien AG*	2,968
40	Talanx AG*	1,555
3,743	Telefonica Deutschland Holding AG	10,309
311	Uniper SE	10,776
10	United Internet AG	421
17	Vonovia SE	1,242

		161,847

	Hong Kong - 4.9%
1,500	BOC Hong Kong Holdings Ltd.	4,547
2,000	Cathay Pacific Airways Ltd.*	1,852
3,000	Champion REIT	1,753
1,800	Chow Tai Fook Jewellery Group Ltd.	2,263

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
1,500	CK Asset Holdings Ltd.	$7,675
1,000	CK Hutchison Holdings Ltd.	6,982
500	CLP Holdings Ltd.	4,623
900	Dairy Farm International Holdings Ltd.	3,757
1,000	Hang Lung Group Ltd.	2,486
3,000	Hang Lung Properties Ltd.	7,906
900	Hang Seng Bank Ltd.	15,532
2,000	Henderson Land Development Co., Ltd.	7,769
100	Hongkong Land Holdings Ltd.	413
1,000	Hysan Development Co., Ltd.	3,663
200	Jardine Matheson Holdings Ltd.	11,188
100	Jardine Strategic Holdings Ltd.	2,488
1,500	Kerry Properties Ltd.	3,794
1,000	New World Development Co., Ltd.	4,652
2,000	NWS Holdings Ltd.	1,858
648	Pacific Century Premium Developments Ltd.*	68
7,623	PCCW Ltd.	4,591
500	Power Assets Holdings Ltd.	2,708
4,000	Sino Land Co., Ltd.	5,205
2,000	SITC International Holdings Co., Ltd.	4,319
1,000	Sun Hung Kai Properties Ltd.	12,789
1,000	Swire Pacific Ltd. Class A	5,508
2,800	Swire Properties Ltd.	8,141
12,000	WH Group Ltd.(2)	10,063
2,000	Xinyi Glass Holdings Ltd.	5,594
3,000	Yue Yuen Industrial Holdings Ltd.	6,249

		160,436

	Ireland - 0.5%
52	ICON plc*	10,139
32	Kerry Group plc Class A	4,648

		14,787

	Israel - 1.4%
60	Bank Hapoalim BM*	412
1,223	Bank Leumi Le-Israel BM	7,219
3,173	Bezeq The Israeli Telecommunication Corp. Ltd.*	3,154
117	Check Point Software Technologies Ltd.*	15,550
146	First International Bank of Israel Ltd.	3,880
1	Isracard Ltd.	3
1,478	Israel Chemicals Ltd.	7,545
93	Strauss Group Ltd.	2,790
26	Taro Pharmaceutical Industries Ltd.*	1,909
159	Tower Semiconductor Ltd.*	4,133

		46,595

	Italy - 3.5%
2,324	A2A S.p.A.	3,725
498	Assicurazioni Generali S.p.A.	8,719
101	De’ Longhi S.p.A.	3,181
54	DiaSorin S.p.A.	11,275
550	Enav S.p.A.(2)	2,420
1,138	Enel S.p.A.	11,579
581	Eni S.p.A.	6,065
542	Freni Brembo S.p.A.*	7,186
1,459	Hera S.p.A.	5,309
14	Interpump Group S.p.A.	693
1,021	Iren S.p.A.	2,665
577	Italgas S.p.A.	3,675
224	Prysmian S.p.A.	7,973
313	Recordati S.p.A.	17,406
420	Snam S.p.A.	2,372
852	Terna Rete Elettrica Nazionale S.p.A.	6,547
1,394	Unipol Gruppo S.p.A.*	6,699

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
2,333	UnipolSai Assicurazioni S.p.A.	$6,186

		113,675

	Japan - 21.1%
200	ABC-Mart, Inc.	11,120
200	Aeon Co., Ltd.	6,561
400	Alfresa Holdings Corp.	7,332
200	ANA Holdings, Inc.*	4,419
100	Aozora Bank Ltd.	1,849
1,200	Astellas Pharma, Inc.	18,581
300	Azbil Corp.	16,411
300	Bic Camera, Inc.	3,334
500	Bridgestone Corp.	16,398
500	Brother Industries Ltd.	10,322
200	Canon Marketing Japan, Inc.	4,571
500	Canon, Inc.	9,686
100	Chubu Electric Power Co., Inc.	1,207
400	Chugoku Electric Power Co., Inc.	4,694
100	COMSYS Holdings Corp.	3,109
100	Dai Nippon Printing Co., Ltd.	1,799
2,100	Daiwa Securities Group, Inc.	9,565
100	Ezaki Glico Co., Ltd.	4,397
300	FUJIFILM Holdings Corp.	15,826
100	Fujitsu Ltd.	14,454
800	Haseko Corp.	9,182
100	Hisamitsu Pharmaceutical Co., Inc.	5,944
200	Hitachi Ltd.	7,894
400	Honda Motor Co., Ltd.	11,287
100	Iida Group Holdings Co., Ltd.	2,022
500	ITOCHU Corp.	14,380
400	Japan Airlines Co., Ltd.*	7,714
600	Japan Post Bank Co., Ltd.	4,932
500	Japan Post Holdings Co., Ltd.	3,895
300	Japan Tobacco, Inc.	6,116
700	K’s Holdings Corp.	9,754
300	Kajima Corp.	4,025
100	Kaken Pharmaceutical Co., Ltd.	3,864
500	KDDI Corp.	14,825
300	Kewpie Corp.	6,605
300	Kinden Corp.	4,885
100	Kyowa Exeo Corp.	2,823
400	Kyushu Railway Co.	8,629
200	Lawson, Inc.	9,307
100	Life Corp.	3,454
2,200	Mebuki Financial Group, Inc.	4,335
400	Medipal Holdings Corp.	7,522
100	MEIJI Holdings Co., Ltd.	7,038
100	Mitsubishi Corp.	2,465
200	Mitsubishi Electric Corp.	3,023
600	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,881
100	Mitsui & Co., Ltd.	1,833
200	NEC Corp.	10,742
200	NEC Networks & System Integration Corp.	3,458
200	Nihon Kohden Corp.	7,449
300	Nikon Corp.	1,895
100	Nippo Corp.	2,740
600	Nippon Telegraph & Telephone Corp.	15,395
100	Nomura Research Institute Ltd.	3,577
400	Obayashi Corp.	3,454
500	ORIX Corp.	7,692
500	Osaka Gas Co., Ltd.	10,249
100	Otsuka Holdings Co., Ltd.	4,285
100	Pan Pacific International Holdings Corp.	2,310
800	Panasonic Corp.	9,326
200	Resona Holdings, Inc.	700

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
200	Ricoh Co., Ltd.	$1,315
100	Rinnai Corp.	11,624
300	Santen Pharmaceutical Co., Ltd.	4,872
100	Sawai Pharmaceutical Co., Ltd.	4,538
100	Secom Co., Ltd.	9,225
500	Sega Sammy Holdings, Inc.	7,893
400	Seino Holdings Co., Ltd.	5,645
200	Sekisui Chemical Co., Ltd.	3,792
700	Sekisui House Ltd.	14,260
300	Seven & i Holdings Co., Ltd.	10,623
100	Shimamura Co., Ltd.	10,508
700	Shimizu Corp.	5,096
100	Shionogi & Co., Ltd.	5,467
200	Ship Healthcare Holdings, Inc.	11,139
800	Skylark Holdings Co., Ltd.*	12,396
100	Sotetsu Holdings, Inc.	2,398
700	Subaru Corp.	14,006
100	Sugi Holdings Co., Ltd.	6,680
600	Sumitomo Electric Industries Ltd.	7,951
300	Sumitomo Forestry Co., Ltd.	6,276
800	Sumitomo Rubber Industries Ltd.	6,883
100	Sundrug Co., Ltd.	3,997
100	Suntory Beverage & Food Ltd.	3,542
200	Suzuken Co., Ltd.	7,235
100	Taisei Corp.	3,450
400	Teijin Ltd.	7,527
200	Toho Gas Co., Ltd.	13,250
300	Tohoku Electric Power Co., Inc.	2,476
100	Tokio Marine Holdings, Inc.	5,152
500	Tokyo Gas Co., Ltd.	11,573
300	Toppan Printing Co., Ltd.	4,236
100	Toshiba TEC Corp.	3,612
200	Tosoh Corp.	3,125
200	Toyota Boshoku Corp.	3,248
100	TS Tech Co., Ltd.	3,088
200	Tsumura & Co.	6,015
1,700	Yamada Denki Co., Ltd.	9,032
300	Yamaha Motor Co., Ltd.	6,123
300	Yamazaki Baking Co., Ltd.	5,010
100	Yaoko Co., Ltd.	6,965
100	Zensho Holdings Co., Ltd.	2,608

		693,392

	Luxembourg - 0.3%
18	Eurofins Scientific SE*	1,509
140	Grand City Properties S.A.	3,617
121	RTL Group S.A.*	5,887

		11,013

	Netherlands - 4.1%
332	ASR Nederland N.V.	13,284
764	Koninklijke Ahold Delhaize N.V.	21,553
85	Koninklijke DSM N.V.	14,618
1,996	Koninklijke KPN N.V.	6,066
65	Koninklijke Philips N.V.*	3,501
302	Koninklijke Vopak N.V.	15,861
453	NN Group N.V.	19,583
308	Randstad N.V.*	19,938
228	Signify N.V.*(2)	9,573
114	Wolters Kluwer N.V.	9,618

		133,595

	New Zealand - 1.1%
214	Chorus Ltd.	1,217
111	Contact Energy Ltd.	714
212	EBOS Group Ltd.	4,384

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
601	Fisher & Paykel Healthcare Corp. Ltd. Class C	$14,273
569	Fletcher Building Ltd.*	2,421
149	Infratil Ltd.	784
29	Mainfreight Ltd.	1,453
456	Mercury NZ Ltd.	2,146
195	Meridian Energy Ltd.	1,044
2,034	Spark New Zealand Ltd.*	6,885

		35,321

	Norway - 0.6%
178	Austevoll Seafood ASA	1,818
35	Equinor ASA	591
296	Leroy Seafood Group ASA	2,088
949	Orkla ASA	9,634
57	Salmar ASA	3,340
196	Telenor ASA	3,327

		20,798

	Portugal - 0.6%
578	Galp Energia SGPS S.A.	6,125
817	Jeronimo Martins SGPS S.A.	13,733

		19,858

	Russia - 0.5%
320	Polymetal International plc	7,367
5,210	VEON Ltd.	7,867

		15,234

	Singapore - 1.8%
9,100	ComfortDelGro Corp. Ltd.	11,530
503	DBS Group Holdings Ltd.	9,532
200	Jardine Cycle & Carriage Ltd.	2,963
2,400	Mapletree Commercial Trust REIT	3,869
1,853	Oversea-Chinese Banking Corp. Ltd.	14,121
400	Singapore Exchange Ltd.	2,810
1,500	Singapore Technologies Engineering Ltd.	4,341
400	Singapore Telecommunications Ltd.	702
600	Venture Corp. Ltd.	8,822

		58,690

	Spain - 1.8%
45	Acciona S.A.	6,439
54	Ebro Foods S.A.	1,250
207	Enagas S.A.	4,554
16	Grifols S.A.	467
40	Grupo Catalana Occidente S.A.	1,429
475	Iberdrola S.A.	6,826
327	Inmobiliaria Colonial Socimi S.A.	3,229
4,234	Mapfre S.A.	8,275
467	Merlin Properties Socimi S.A. REIT	4,453
96	Naturgy Energy Group S.A.	2,232
437	Red Electrica Corp. S.A.	8,972
111	Repsol S.A.*	1,118
452	Telefonica S.A.	1,798
33	Telefonica S.A.	131
9	Vidrala S.A.	1,043
85	Viscofan S.A.	6,028
151	Zardoya Otis S.A.	1,061

		59,305

	Sweden - 3.9%
273	Axfood AB	6,360
104	Essity AB Class B	3,351
34	Getinge AB Class B	796
191	Holmen AB Class B	9,159
307	ICA Gruppen AB	15,356
207	Industrivarden AB Class A*	6,897

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
349	Investor AB Class B	$25,401
249	Kinnevik AB Class B	12,509
176	L E Lundbergforetagen AB Class B*	9,442
636	Securitas AB Class B	10,261
287	Skanska AB Class B	7,314
146	Svenska Handelsbanken AB Class A*	1,472
530	Swedbank AB Class A*	9,296
31	Swedish Match AB	2,412
263	Swedish Orphan Biovitrum AB*	5,293
1,091	Telia Co., AB	4,506

		129,825

	Switzerland - 7.7%
217	Adecco Group AG	14,453
20	Allreal Holding AG	4,592
10	ALSO Holding AG*	2,845
95	Baloise Holding AG	16,879
92	Banque Cantonale Vaudoise	10,014
49	BKW AG	5,521
13	Bucher Industries AG	5,963
218	Credit Suisse Group AG	2,815
108	DKSH Holding AG	8,092
3	EMS-Chemie Holding AG	2,886
141	Galenica AG(2)	9,364
1	Givaudan S.A.	4,231
98	Kuehne + Nagel International AG	22,238
95	Logitech International S.A.	9,224
80	Nestle S.A.	9,457
109	Novartis AG	10,263
51	PSP Swiss Property AG	6,794
64	Roche Holding AG	22,291
39	SFS Group AG	4,647
2	SGS S.A.	6,029
12	Swatch Group AG	3,262
35	Swiss Life Holding AG	16,326
116	Swiss Prime Site AG	11,372
42	Swisscom AG	22,618
16	Tecan Group AG	7,848
311	UBS Group AG	4,379
25	Zurich Insurance Group AG	10,535

		254,938

	United Kingdom - 8.6%
446	Admiral Group plc	17,636
136	AstraZeneca plc	13,561
201	B&M European Value Retail S.A.	1,415
1,848	BAE Systems plc	12,324
13	Bellway plc	525
41	Berkeley Group Holdings plc	2,652
1,591	BT Group plc	2,868
222	Close Brothers Group plc	4,187
61	Dialog Semiconductor plc*	3,324
2,891	Direct Line Insurance Group plc	12,644
217	DS Smith plc*	1,109
301	Electrocomponents plc	3,579
100	Ferguson plc	12,150
852	GlaxoSmithKline plc	15,590
254	Halma plc	8,506
415	Hikma Pharmaceuticals plc	14,264
1,003	Howden Joinery Group plc*	9,449
1,199	HSBC Holdings plc*	6,193
738	IG Group Holdings plc	8,669
89	IMI plc	1,418
36	Intertek Group plc	2,781
3,039	J Sainsbury plc	9,341

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
587	Legal & General Group plc	$2,139
305	Mondi plc	7,147
524	National Grid plc	6,192
698	Pearson plc	6,406
126	Pennon Group plc	1,631
306	RELX plc	7,487
299	Rio Tinto plc	22,507
544	Sage Group plc	4,319
114	Schroders plc	5,198
321	Segro plc REIT	4,165
104	Smith & Nephew plc	2,160
245	Spectris plc	9,436
29	Spirax-Sarco Engineering plc	4,477
70	SSE plc	1,434
1,219	Standard Chartered plc*	7,741
699	Tate & Lyle plc	6,441
1,181	Tesco plc	3,727
7,424	WM Morrison Supermarkets plc	17,964

		284,756

	Total Common Stocks (cost $2,894,216)	$3,242,698

Preferred Stocks - 0.2%
	Germany - 0.2%
97	Fuchs Petrolub SE	5,473

	Total Preferred Stocks (cost $4,545)	$5,473

Rights - 0.0%
	Spain - 0.0%
111	Repsol S.A.*	38

	Total Rights (cost $39)	$38

	Total Long-Term Investments (cost $2,898,800)	$3,248,209

Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.1%
1,700	Fidelity Institutional Government Fund, Institutional Class, 0.01%(5)	1,700

	Securities Lending Collateral - 0.3%
10,581	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)	10,581
419	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(5)	419

		11,000

	Total Short-Term Investments (cost $12,700)	$12,700

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $2,911,500)	99.0%	$3,260,909
Other Assets and Liabilities	1.0%	33,074

Total Net Assets	100.0%	$3,293,983

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $46,601, representing 1.4% of net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At December 31, 2020, the aggregate fair value of this security was $216, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor International Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$297,171	$—	$297,171	$—
Austria	11,331	2,351	8,980	—
Belgium	52,080	8,941	43,139	—
Canada	349,747	349,531	—	216
China	10,725	—	10,725	—
Denmark	78,363	—	78,363	—
Finland	37,386	—	37,386	—
France	191,830	3,558	188,272	—
Germany	161,847	5,784	156,063	—
Hong Kong	160,436	2,488	157,948	—
Ireland	14,787	10,139	4,648	—
Israel	46,595	17,459	29,136	—
Italy	113,675	—	113,675	—
Japan	693,392	—	693,392	—
Luxembourg	11,013	1,509	9,504	—
Netherlands	133,595	25,479	108,116	—
New Zealand	35,321	—	35,321	—
Norway	20,798	—	20,798	—
Portugal	19,858	—	19,858	—
Russia	15,234	7,867	7,367	—
Singapore	58,690	—	58,690	—
Spain	59,305	8,321	50,984	—
Sweden	129,825	—	129,825	—
Switzerland	254,938	—	254,938	—
United Kingdom	284,756	—	284,756	—
Preferred Stocks	5,473	—	5,473	—
Rights	38	38	—	—
Short-Term Investments	12,700	12,700	—	—

Total	$3,260,909	$456,165	$2,804,528	$216

(1) For the period ended December 31, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended December 31, 2020 is not presented.

Hartford Multifactor Large Cap Value Fund

Schedule of Investments December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.2%
	Automobiles & Components - 1.0%
118	BorgWarner, Inc.	$4,559
177	Gentex Corp.	6,006

		10,565

	Banks - 4.2%
240	Bank of America Corp.	7,275
42	First Republic Bank	6,171
116	JP Morgan Chase & Co.	14,740
533	New York Community Bancorp, Inc.	5,623
45	PNC Financial Services Group, Inc.	6,705
104	U.S. Bancorp	4,845
25	Zions Bancorp NA	1,086

		46,445

	Capital Goods - 8.5%
60	3M Co.	10,488
99	A.O. Smith Corp.	5,427
48	Allison Transmission Holdings, Inc.	2,070
67	Caterpillar, Inc.	12,195
23	Cummins, Inc.	5,223
2	Deere & Co.	538
43	Dover Corp.	5,429
26	Eaton Corp. plc	3,124
35	Emerson Electric Co.	2,813
65	General Dynamics Corp.	9,673
8	Honeywell International, Inc.	1,702
26	IDEX Corp.	5,179
48	Jacobs Engineering Group, Inc.	5,230
117	Johnson Controls International plc	5,451
11	Lincoln Electric Holdings, Inc.	1,279
22	Northrop Grumman Corp.	6,704
56	PACCAR, Inc.	4,832
7	Snap-on, Inc.	1,198
40	Trane Technologies plc	5,806

		94,361

	Commercial & Professional Services - 1.4%
50	Republic Services, Inc.	4,815
5	Robert Half International, Inc.	312
86	Waste Management, Inc.	10,142

		15,269

	Consumer Durables & Apparel - 0.7%
8	Carter’s, Inc.	753
28	D.R. Horton, Inc.	1,930
23	Helen of Troy Ltd.*	5,110

		7,793

	Consumer Services - 0.4%
47	Grand Canyon Education, Inc.*	4,376
4	Service Corp. International	197

		4,573

	Diversified Financials - 7.0%
128	Bank of New York Mellon Corp.	5,432
124	Berkshire Hathaway, Inc. Class B*	28,752
16	BlackRock, Inc.	11,545
12	Cannae Holdings, Inc.*	531
43	Cboe Global Markets, Inc.	4,004
161	Franklin Resources, Inc.	4,023
17	Goldman Sachs Group, Inc.	4,483
93	Intercontinental Exchange, Inc.	10,722
13	Morgan Stanley	891
33	SEI Investments Co.	1,897

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
93	Voya Financial, Inc.	$5,469

		77,749

	Energy - 6.0%
255	Cabot Oil & Gas Corp.	4,151
119	Chevron Corp.	10,050
65	ConocoPhillips	2,599
899	Exxon Mobil Corp.	37,057
349	Kinder Morgan, Inc.	4,771
82	Phillips 66	5,735
106	Williams Cos., Inc.	2,125

		66,488

	Food & Staples Retailing - 0.8%
133	Kroger Co.	4,224
107	Walgreens Boots Alliance, Inc.	4,267

		8,491

	Food, Beverage & Tobacco - 2.8%
20	Altria Group, Inc.	820
108	Archer-Daniels-Midland Co.	5,444
198	Flowers Foods, Inc.	4,481
95	Hormel Foods Corp.	4,428
8	Ingredion, Inc.	629
41	JM Smucker Co.	4,740
70	Kellogg Co.	4,356
97	Mondelez International, Inc. Class A	5,672

		30,570

	Health Care Equipment & Services - 5.0%
48	Baxter International, Inc.	3,851
8	Becton Dickinson and Co.	2,002
66	Cerner Corp.	5,180
164	CVS Health Corp.	11,201
36	Danaher Corp.	7,997
39	DaVita, Inc.*	4,579
74	Henry Schein, Inc.*	4,948
92	Medtronic plc	10,777
43	Quest Diagnostics, Inc.	5,124

		55,659

	Household & Personal Products - 0.9%
72	Procter & Gamble Co.	10,018

	Insurance - 8.9%
132	Aflac, Inc.	5,870
105	Allstate Corp.	11,543
46	Arch Capital Group Ltd.*	1,659
46	Arthur J Gallagher & Co.	5,691
24	Assurant, Inc.	3,269
79	Chubb Ltd.	12,160
152	CNA Financial Corp.	5,922
20	Everest Re Group Ltd.	4,682
79	First American Financial Corp.	4,079
47	Hanover Insurance Group, Inc.	5,495
49	Kemper Corp.	3,765
4	Markel Corp.*	4,133
188	MetLife, Inc.	8,827
22	Principal Financial Group, Inc.	1,091
26	RenaissanceRe Holdings Ltd.	4,311
42	Travelers Cos., Inc.	5,895
23	Willis Towers Watson plc	4,846
75	WR Berkley Corp.	4,981

		98,219

	Materials - 5.1%
22	Air Products & Chemicals, Inc.	6,011

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
40	AptarGroup, Inc.	$5,476
58	Ball Corp.	5,404
15	Ecolab, Inc.	3,245
333	Graphic Packaging Holding Co.	5,641
37	Linde plc	9,750
69	Nucor Corp.	3,670
28	Packaging Corp. of America	3,862
38	PPG Industries, Inc.	5,480
24	Reliance Steel & Aluminum Co.	2,874
85	Sonoco Products Co.	5,036

		56,449

	Media & Entertainment - 3.8%
117	Activision Blizzard, Inc.	10,864
16	Charter Communications, Inc. Class A*	10,585
308	Comcast Corp. Class A	16,139
74	Omnicom Group, Inc.	4,615
1	Walt Disney Co.*	181

		42,384

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
48	Agilent Technologies, Inc.	5,688
9	Bio-Rad Laboratories, Inc. Class A*	5,246
24	Biogen, Inc.*	5,877
160	Bristol-Myers Squibb Co.	9,925
45	China Biologic Products Holdings, Inc.*	5,315
148	Gilead Sciences, Inc.	8,622
40	PerkinElmer, Inc.	5,740
606	Pfizer, Inc.	22,307
45	United Therapeutics Corp.*	6,831
75	Viatris, Inc.*	1,405

		76,956

	Real Estate - 3.9%
29	Alexandria Real Estate Equities, Inc. REIT	5,168
62	Digital Realty Trust, Inc. REIT	8,649
72	Duke Realty Corp. REIT	2,878
156	Equity Commonwealth REIT	4,256
26	Equity Residential REIT	1,541
16	Essex Property Trust, Inc. REIT	3,799
5	Life Storage, Inc. REIT	597
37	Mid-America Apartment Communities, Inc. REIT	4,687
7	Prologis, Inc. REIT	698
46	Public Storage REIT	10,623

		42,896

	Retailing - 2.3%
12	Advance Auto Parts, Inc.	1,890
182	eBay, Inc.	9,145
51	Genuine Parts Co.	5,122
35	Murphy USA, Inc.	4,580
39	Tiffany & Co.	5,127

		25,864

	Semiconductors & Semiconductor Equipment - 2.5%
4	Broadcom, Inc.	1,751
253	Intel Corp.	12,605
16	Skyworks Solutions, Inc.	2,446
68	Texas Instruments, Inc.	11,161

		27,963

	Software & Services - 5.5%
78	Amdocs Ltd.	5,533
57	Black Knight, Inc.*	5,036
34	Broadridge Financial Solutions, Inc.	5,209
20	CACI International, Inc. Class A*	4,987
136	Cognizant Technology Solutions Corp. Class A	11,145

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
32	Fidelity National Information Services, Inc.	$4,527
79	International Business Machines Corp.	9,944
52	Leidos Holdings, Inc.	5,466
62	MAXIMUS, Inc.	4,538
198	Nortonlifelock, Inc.	4,114

		60,499

	Technology Hardware & Equipment - 5.0%
77	Amphenol Corp. Class A	10,069
376	Cisco Systems, Inc.	16,826
37	Dolby Laboratories, Inc. Class A	3,594
36	F5 Networks, Inc.*	6,334
48	Hewlett Packard Enterprise Co.	569
199	Juniper Networks, Inc.	4,479
16	NetApp, Inc.	1,060
101	Seagate Technology plc	6,278
50	TE Connectivity Ltd.	6,054

		55,263

	Telecommunication Services - 6.4%
837	AT&T, Inc.	24,072
80	Liberty Global plc Series C*	1,892
84	T-Mobile U.S., Inc.*	11,327
569	Verizon Communications, Inc.	33,429

		70,720

	Transportation - 2.6%
47	CH Robinson Worldwide, Inc.	4,412
52	Expeditors International of Washington, Inc.	4,946
77	Knight-Swift Transportation Holdings, Inc.	3,220
31	Landstar System, Inc.	4,175
24	Old Dominion Freight Line, Inc.	4,684
32	Union Pacific Corp.	6,663

		28,100

	Utilities - 4.5%
62	Alliant Energy Corp.	3,195
7	Ameren Corp.	546
67	American Electric Power Co., Inc.	5,579
23	Atmos Energy Corp.	2,195
57	CMS Energy Corp.	3,477
70	Consolidated Edison, Inc.	5,059
9	DTE Energy Co.	1,093
64	Duke Energy Corp.	5,860
20	Entergy Corp.	1,997
5	Eversource Energy	432
41	Exelon Corp.	1,731
43	PPL Corp.	1,213
49	Public Service Enterprise Group, Inc.	2,857
79	Southern Co.	4,853
58	WEC Energy Group, Inc.	5,338
66	Xcel Energy, Inc.	4,400

		49,825

	Total Common Stocks (cost $968,271)	$1,063,119

Short-Term Investments - 0.1%
	Other Investment Pools & Funds - 0.1%
820	Fidelity Institutional Government Fund, Institutional Class, 0.01%(1)	820

	Total Short-Term Investments (cost $820)	$820

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $969,091)	96.3%	$1,063,939
Other Assets and Liabilities	3.7%	40,702

Total Net Assets	100.0%	$1,104,641

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$10,565	$10,565	$—	$—
Banks	46,445	46,445	—	—
Capital Goods	94,361	94,361	—	—
Commercial & Professional Services	15,269	15,269	—	—
Consumer Durables & Apparel	7,793	7,793	—	—
Consumer Services	4,573	4,573	—	—
Diversified Financials	77,749	77,749	—	—
Energy	66,488	66,488	—	—
Food & Staples Retailing	8,491	8,491	—	—
Food, Beverage & Tobacco	30,570	30,570	—	—
Health Care Equipment & Services	55,659	55,659	—	—
Household & Personal Products	10,018	10,018	—	—
Insurance	98,219	98,219	—	—
Materials	56,449	56,449	—	—
Media & Entertainment	42,384	42,384	—	—
Pharmaceuticals, Biotechnology & Life Sciences	76,956	76,956	—	—
Real Estate	42,896	42,896	—	—
Retailing	25,864	25,864	—	—
Semiconductors & Semiconductor Equipment	27,963	27,963	—	—
Software & Services	60,499	60,499	—	—
Technology Hardware & Equipment	55,263	55,263	—	—
Telecommunication Services	70,720	70,720	—	—
Transportation	28,100	28,100	—	—
Utilities	49,825	49,825	—	—
Short-Term Investments	820	820	—	—

Total	$1,063,939	$1,063,939	$—	$—

(1)	For the period ended December 31, 2020, there were no transfers in and out of Level 3.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). Each Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a security of a Fund is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

Each Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for a Fund.

Each Fund retains loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to a Fund). Upon termination of a loan, each Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of December 31, 2020.

Fund	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Multifactor International Fund	$11,097	$(11,097)	$—
Multifactor Large Cap Value Fund	—	—	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Multifactor International Fund	$11,579	$—
Multifactor Large Cap Value Fund	—	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2020.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

Multifactor International Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$11,579	$—	$—	$—	$11,579

Total Borrowings	$11,579	$—	$—	$—	$11,579

Gross amount of recognized liabilities for securities lending transactions					$11,579

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.